Investment in Equity Accounted Joint Venture	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Venture
4.	Investment in equity accounted joint venture
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal, at December 31, 2018 and June 30, 2019:

	2018	2019
	(in thousands)
Investment in equity accounted joint venture at January 1	$—	$42,462
Equity contributions to joint venture entity	41,000	49,500
Share of results	(38)	(140)
Capitalized interest and deferred financing costs	1,024	1,992
Legal costs	476	—

Total investment in equity accounted joint venture at December 31 and June 30	$42,462	$93,814